Long-term investment	12 Months Ended
Mar. 31, 2022
Long-term investment
Long-term investment
9.	Long-term investment

Long-term investment consists of investment in privately held company. The following table sets forth the changes in the Group’s Long-term investment:

	Investment-1	Investment-2	Total
	USD	USD	USD
Balance as of March 31, 2021	—	—	—
Investments made	308,385	14,809,302	15,117,687
Loss from investment	(32,200)	(134,134)	(166,334)
Foreign currency translation adjustments	6,360	(1,270)	5,090
Balance as of March 31, 2022	282,545	14,673,898	14,956,443

Investment-1: In August 2021, the Group entered an agreement with Fu Zhi Zhong He (Beijing) Health Technology Co., Ltd., Changsha Tangshi Yipai Medical Technology Co., Ltd., and Yaping Zhou to establish a joint venture of Hunan Medical Star Technology Co., Ltd. (“Medical Star”) in China to develop the learning platform of traditional Chinese medical science and cultivate a group of talents with integrated traditional Chinese and Western medicine knowledge. The Group invested in Medical Star through purchase of its ordinary shares, with a total cash consideration of $308,385 (RMB2,000,000) to obtain 20% shareholding interests.

Medical Star has 7 directors in its board. According to the agreement, the Company has the right to appoint 3 directors in the board of Medical Star, thus it has 43% voting power in the investee and has a significant influence over the operating and financial policies of Medical Star.

As there were only unobservable inputs that are supported by little or no market activity and that are significant to the fair value of assets and liabilities, we classified Investment 1 in Level 3 investment.

The company incurred a loss of $32,200 from Medical Star for the six months ended March 31, 2022. The loss in Investment 1 is estimated to be temporary, thus the Company didn't recognize any impairment over Investment 1.

Investment-2: In January 2022, the Group reached an agreement with China Agriculture Industry Development Foundation Co., Ltd., to purchase its 3% share of Fujian Pingtan Ocean Fishery Group Co., Ltd. (“Fujian Fishery”), with a total consideration of $14,809,302 (RMB94,012,410).

Fujian Fishery has 5 directors in its board. According to the shareholders minute, the Company has the right to appoint 1 director to the board of Fujian Fishery, thus it has 20% voting power in the investee and has a significant influence over the operating and financial policies of Fujian Fishery.

As there were only unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities, we classified Investment 2 in Level 3 investment.

The Company incurred a loss of $134,134 from Fujian Fishery for the two months from February 1, 2022 to March 31, 2022. The loss in Investment 2 is estimated to be temporary, thus the Company didn't recognize any impairment over Investment 2.